Revenue from Contracts with Customers - Summary of Maturity of Operating Leases (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Revenue From Contract With Customer [Abstract]
2021	$ 4,431
2022	1,699
Total minimum lease payments	$ 6,130